Accumulated Other Comprehensive Income - Summary of the Reclassifications Out of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	$ (9.4)	$ 1.4	$ (9.8)
Provision for income taxes	10.8	16.7	46.2
Net of tax	(44.9)	(65.0)	(78.9)
Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Net of tax	(3.0)	(3.9)	(3.9)
Reclassified from accumulated other comprehensive income | Unrealized gains on securities
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	(3.8)	(4.9)	(6.0)
Provision for income taxes	$ 0.8	$ 1.0	$ 2.1